Document and Entity Information	Nov. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2024
Entity Registrant Name	TELESIS BIO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40497
Entity Tax Identification Number	45-1216839
Entity Address Address Line 1	10431 Wateridge Circle
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	228-4115
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TBIO
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001850079
Amendment Flag	false